Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,914,062.50
Previously Paid Amount	2,192.01
Total Fee Amount	2,283.34
Total Offset Amount
Net Fee	$ 91.33